SCHEDULE OF CONCENTRATION OF MAJOR CUSTOMERS AND SUPPLIERS (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025
Concentration Risk [Line Items]
Accounts receivable	$ 13,746,050		$ 12,798,364
Accounts payable	6,734,957		$ 4,075,878
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Revenues		$ 1,666,092
Concentration risk, percentage		35.30%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Revenues		$ 967,876
Concentration risk, percentage		20.50%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Revenues	$ 2,713,159
Concentration risk, percentage	43.20%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Concentration Risk [Line Items]
Revenues	$ 991,454
Concentration risk, percentage	15.80%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Concentration Risk [Line Items]
Revenues	$ 745,053
Concentration risk, percentage	11.90%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customers [Member]
Concentration Risk [Line Items]
Revenues	$ 4,449,666	$ 2,633,968
Concentration risk, percentage	70.90%	55.80%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	17.80%
Accounts receivable	$ 3,099,020
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customers [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	17.80%
Accounts receivable	$ 3,099,020
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	33.90%
Accounts payable	$ 2,281,391
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendors [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	33.90%
Accounts payable	$ 2,281,391